Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets
Less : accumulated amortization		¥ 48,437,284		$ 10,371,647	¥ 71,310,260
Intangible assets subject to amortization, net		47,385,454		4,822,944	33,160,148
Foreign currency translation adjustment		770,790		(280,320)	(1,927,341)
Intangible assets, net		74,350,855		8,453,874	58,124,608
Amortization expense	¥ 22,872,976	21,669,520	¥ 18,755,112
Future amortization expense
2019					3,947,021
2020					3,173,272
2021					3,173,272
2022					3,173,272
2023					3,173,272
License
Intangible assets
License with indefinite life		26,194,611		3,911,250	26,891,801
Customer contracts
Intangible assets
Intangible assets subject to amortization, gross		63,398,729		9,685,243	66,590,884
Software
Intangible assets
Intangible assets subject to amortization, gross		31,501,874		5,372,270	36,937,043
License
Intangible assets
Intangible assets subject to amortization, gross		¥ 922,135		$ 137,078	¥ 942,481